Rule 497 Document

On behalf of the TIAA-CREF Social Choice Bond Fund, a series of TIAA-CREF Funds (“the Fund”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing information in interactive data format. The interactive data files included as an exhibit to this filing relate to the prospectus supplement filed with the Securities and Exchange Commission on behalf of the Fund pursuant to Rule 497(e) on May 18, 2016 (Accession No. 0000930413-16-007172), which is incorporated by reference into this Rule 497 Document.